UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-21949

Deutsche High Income Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2015 (Unaudited)

Deutsche High Income Opportunities Fund, Inc.

		Principal Amount ($) (a)	Value ($)

Corporate Bonds 119.9%
Consumer Discretionary 27.1%
1011778 BC ULC, 144A, 4.625%, 1/15/2022		270,000	265,950
Ally Financial, Inc.:
3.25%, 2/13/2018		1,765,000	1,753,969
3.5%, 1/27/2019		1,445,000	1,434,162
4.125%, 3/30/2020		610,000	608,853
AMC Entertainment, Inc., 5.875%, 2/15/2022		430,000	436,450
AMC Networks, Inc., 7.75%, 7/15/2021		165,000	178,200
AmeriGas Finance LLC:
6.75%, 5/20/2020		885,000	931,462
7.0%, 5/20/2022		680,000	720,800
APX Group, Inc., 6.375%, 12/1/2019		375,000	363,750
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		1,020,000	1,060,800
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		560,000	593,600
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		595,000	553,350
Avis Budget Car Rental LLC:
144A, 5.25%, 3/15/2025		935,000	877,731
5.5%, 4/1/2023		1,285,000	1,268,937
Block Communications, Inc., 144A, 7.25%, 2/1/2020		715,000	729,300
Boyd Gaming Corp., 6.875%, 5/15/2023		310,000	317,750
Cablevision Systems Corp., 5.875%, 9/15/2022		1,020,000	989,400
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		830,000	807,175
144A, 5.375%, 5/1/2025		620,000	603,725
144A, 5.875%, 5/1/2027		1,035,000	1,010,419
6.5%, 4/30/2021		2,600,000	2,720,250
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		1,190,000	1,080,669
144A, 6.375%, 9/15/2020		1,480,000	1,470,010
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		445,000	456,125
Series B, 6.5%, 11/15/2022		665,000	692,431
Series A, 7.625%, 3/15/2020		105,000	108,413
Series B, 7.625%, 3/15/2020		2,565,000	2,674,012
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		40,000	40,600
Crown Media Holdings, Inc., 10.5%, 7/15/2019		275,000	290,469
CSC Holdings LLC:
5.25%, 6/1/2024		740,000	710,400
6.75%, 11/15/2021		1,500,000	1,582,500
Dana Holding Corp., 5.5%, 12/15/2024		385,000	378,263
Delphi Corp., 5.0%, 2/15/2023		490,000	521,850
DISH DBS Corp.:
4.25%, 4/1/2018		530,000	539,275
5.0%, 3/15/2023		685,000	633,625
5.125%, 5/1/2020		6,500,000	6,573,125
6.75%, 6/1/2021		145,000	151,163
Family Tree Escrow LLC:
144A, 5.25%, 3/1/2020		2,100,000	2,197,125
144A, 5.75%, 3/1/2023		665,000	694,925
Fiat Chrysler Automobiles NV, 144A, 4.5%, 4/15/2020		740,000	736,300
Global Partners LP, 144A, 7.0%, 6/15/2023		500,000	491,250
Group 1 Automotive, Inc., 5.0%, 6/1/2022		880,000	875,600
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		565,000	572,769
7.5%, 7/15/2020		200,000	211,500
11.5%, 7/15/2020		675,000	779,625
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		285,000	299,250
iHeartCommunications, Inc.:
9.0%, 12/15/2019		970,000	924,410
11.25%, 3/1/2021		495,000	480,769
Jaguar Land Rover Automotive PLC, 144A, 3.5%, 3/15/2020		2,050,000	2,011,562
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019		225,000	201,375
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		100,000	100,000
144A, 7.0%, 9/1/2020		675,000	717,187
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		430,000	428,388
Mediacom Broadband LLC:
5.5%, 4/15/2021		100,000	97,500
6.375%, 4/1/2023		800,000	800,000
Mediacom LLC, 7.25%, 2/15/2022		200,000	209,500
MGM Resorts International:
6.0%, 3/15/2023		580,000	587,250
6.75%, 10/1/2020		834,000	884,040
7.5%, 6/1/2016		550,000	573,375
7.625%, 1/15/2017		385,000	410,506
8.625%, 2/1/2019		950,000	1,073,500
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		290,000	284,200
Numericable-SFR:
144A, 4.875%, 5/15/2019		975,000	965,250
144A, 6.0%, 5/15/2022		1,455,000	1,434,084
Penske Automotive Group, Inc., 5.375%, 12/1/2024		1,360,000	1,377,000
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		670,000	700,150
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		310,000	328,988
Quebecor Media, Inc., 5.75%, 1/15/2023		375,000	374,063
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023		50,000	49,250
Schaeffler Finance BV, 144A, 4.75%, 5/15/2023		775,000	755,625
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		235,000	237,350
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		210,000	221,550
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		405,000	415,125
Spectrum Brands, Inc., 144A, 5.75%, 7/15/2025		260,000	263,900
Springs Industries, Inc., 6.25%, 6/1/2021		565,000	552,287
Starz LLC, 5.0%, 9/15/2019		295,000	298,688
Suburban Propane Partners LP, 5.75%, 3/1/2025		280,000	279,300
TRI Pointe Holdings, Inc., 4.375%, 6/15/2019		280,000	274,400
UCI International, Inc., 8.625%, 2/15/2019		235,000	209,150
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		1,630,000	1,661,581
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		520,000	516,100
144A, 8.5%, 10/15/2022		375,000	416,250
Ziggo Bond Finance BV, 144A, 5.875%, 1/15/2025		330,000	323,400

			64,424,360
Consumer Staples 2.5%
Barry Callebaut Services NV, 144A, 5.5%, 6/15/2023		345,000	367,418
Chiquita Brands International, Inc., 7.875%, 2/1/2021		151,000	162,703
Cott Beverages, Inc.:
5.375%, 7/1/2022		855,000	829,350
144A, 6.75%, 1/1/2020		385,000	399,437
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		215,000	224,138
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		970,000	1,003,950
JBS U.S.A. LLC:
144A, 5.75%, 6/15/2025		405,000	400,322
144A, 7.25%, 6/1/2021		1,015,000	1,069,556
144A, 8.25%, 2/1/2020		295,000	312,700
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025		395,000	398,950
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		175,000	175,000
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		105,000	89,250
Smithfield Foods, Inc., 6.625%, 8/15/2022		18,000	19,215
The WhiteWave Foods Co., 5.375%, 10/1/2022		385,000	406,175

			5,858,164
Energy 16.6%
Antero Resources Corp.:
5.125%, 12/1/2022		685,000	647,325
5.375%, 11/1/2021		495,000	475,200
144A, 5.625%, 6/1/2023		400,000	386,500
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		145,000	135,938
144A, 5.625%, 6/1/2024		185,000	171,588
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		360,000	280,800
6.75%, 11/1/2020		615,000	485,850
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		230,000	236,900
California Resources Corp.:
5.0%, 1/15/2020		1,360,000	1,196,800
5.5%, 9/15/2021		674,000	586,515
6.0%, 11/15/2024		270,000	232,200
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		520,000	521,300
Chaparral Energy, Inc.:
7.625%, 11/15/2022		450,000	324,000
9.875%, 10/1/2020		1,750,000	1,426,250
Chesapeake Energy Corp.:
5.75%, 3/15/2023		2,785,000	2,520,425
6.125%, 2/15/2021		95,000	89,300
6.625%, 8/15/2020		515,000	502,125
Concho Resources, Inc., 5.5%, 4/1/2023		1,095,000	1,095,000
Crestwood Midstream Partners LP:
6.125%, 3/1/2022		300,000	306,000
144A, 6.25%, 4/1/2023		190,000	197,600
Endeavor Energy Resources LP:
144A, 7.0%, 8/15/2021		1,040,000	1,034,800
144A, 8.125%, 9/15/2023		615,000	634,219
EP Energy LLC, 144A, 6.375%, 6/15/2023		455,000	456,137
EV Energy Partners LP, 8.0%, 4/15/2019		1,845,000	1,715,850
Gulfport Energy Corp., 144A, 6.625%, 5/1/2023		205,000	207,563
Halcon Resources Corp.:
144A, 8.625%, 2/1/2020		930,000	918,375
8.875%, 5/15/2021		116,000	76,270
9.75%, 7/15/2020		310,000	208,475
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		375,000	351,638
144A, 5.75%, 10/1/2025		715,000	686,400
Holly Energy Partners LP, 6.5%, 3/1/2020		205,000	204,488
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		325,000	282,750
Laredo Petroleum, Inc., 6.25%, 3/15/2023		610,000	620,675
Linn Energy LLC, 6.25%, 11/1/2019		170,000	133,025
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		435,000	418,687
144A, 7.0%, 3/31/2024		1,295,000	1,241,581
Memorial Resource Development Corp., 5.875%, 7/1/2022		375,000	362,137
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		575,000	596,562
Newfield Exploration Co.:
5.375%, 1/1/2026		300,000	297,000
5.75%, 1/30/2022		390,000	395,850
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		1,105,000	1,005,550
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		1,185,000	1,202,775
6.875%, 1/15/2023		405,000	399,937
Parsley Energy LLC, 144A, 7.5%, 2/15/2022		80,000	81,175
Range Resources Corp., 144A, 4.875%, 5/15/2025		415,000	403,131
Regency Energy Partners LP:
5.0%, 10/1/2022		245,000	248,870
5.875%, 3/1/2022		55,000	58,548
Rice Energy, Inc., 144A, 7.25%, 5/1/2023		105,000	107,625
RSP Permian, Inc., 144A, 6.625%, 10/1/2022		950,000	971,375
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		1,240,000	1,264,800
5.625%, 4/15/2023		280,000	279,037
144A, 5.625%, 3/1/2025		490,000	485,100
5.75%, 5/15/2024		1,595,000	1,589,019
Sabine Pass LNG LP, 7.5%, 11/30/2016		565,000	594,668
SESI LLC, 7.125%, 12/15/2021		680,000	720,800
Seven Generations Energy Ltd., 144A, 6.75%, 5/1/2023		155,000	154,613
Sunoco LP, 144A, 6.375%, 4/1/2023		300,000	312,000
Talos Production LLC, 144A, 9.75%, 2/15/2018		695,000	604,650
Targa Resources Partners LP:
144A, 4.125%, 11/15/2019		145,000	143,550
144A, 5.0%, 1/15/2018		1,020,000	1,042,950
TerraForm Power Operating LLC, 144A, 5.875%, 2/1/2023		685,000	695,275
Tesoro Corp., 4.25%, 10/1/2017		400,000	408,000
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		280,000	217,000
Welltec AS, 144A, 8.0%, 2/1/2019		200,000	191,000
Whiting Petroleum Corp.:
5.75%, 3/15/2021		720,000	708,480
144A, 6.25%, 4/1/2023		1,940,000	1,925,450
Williams Partners LP, 6.125%, 7/15/2022		615,000	653,437
WPX Energy, Inc., 5.25%, 1/15/2017		450,000	460,125

			39,589,038
Financials 7.5%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		1,300,000	1,376,375
AerCap Ireland Capital Ltd., 144A, 5.0%, 10/1/2021		240,000	246,900
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		1,355,000	1,417,669
CIT Group, Inc.:
3.875%, 2/19/2019		2,130,000	2,114,025
5.25%, 3/15/2018		1,045,000	1,080,269
CNO Financial Group, Inc.:
4.5%, 5/30/2020		155,000	157,325
5.25%, 5/30/2025		315,000	320,103
Credit Agricole SA, 144A, 7.875%, 1/29/2049		635,000	652,791
Denali Borrower LLC, 144A, 5.625%, 10/15/2020		575,000	604,469
E*TRADE Financial Corp.:
4.625%, 9/15/2023		395,000	388,088
5.375%, 11/15/2022		345,000	353,625
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022		460,000	461,150
(REIT), 5.375%, 4/1/2023		1,275,000	1,275,000
(REIT), 5.75%, 1/1/2025		345,000	341,550
International Lease Finance Corp.:
3.875%, 4/15/2018		1,370,000	1,376,850
5.75%, 5/15/2016		205,000	210,125
6.25%, 5/15/2019		605,000	654,156
8.75%, 3/15/2017		1,220,000	1,334,814
Morgan Stanley, Series H, 5.45%, 7/29/2049		295,000	292,788
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		545,000	581,106
(REIT), 6.875%, 5/1/2021		550,000	580,937
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		505,000	539,719
Popular, Inc., 7.0%, 7/1/2019		285,000	285,000
Societe Generale SA, 144A, 7.875%, 12/29/2049		795,000	798,975
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		490,000	491,764

			17,935,573
Health Care 12.7%
Alere, Inc., 144A, 6.375%, 7/1/2023		400,000	407,000
Community Health Systems, Inc.:
5.125%, 8/15/2018		2,160,000	2,214,000
5.125%, 8/1/2021		105,000	106,969
6.875%, 2/1/2022		2,140,000	2,257,700
7.125%, 7/15/2020		4,030,000	4,269,785
Concordia Healthcare Corp., 144A, 7.0%, 4/15/2023		205,000	205,000
Endo Finance LLC:
144A, 5.375%, 1/15/2023		425,000	419,688
144A, 5.75%, 1/15/2022		420,000	425,250
144A, 6.0%, 7/15/2023 (b)		445,000	455,013
144A, 6.0%, 2/1/2025		290,000	294,713
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		405,000	438,413
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		235,000	250,275
144A, 6.5%, 9/15/2018		210,000	231,000
HCA, Inc.:
6.5%, 2/15/2020		2,155,000	2,408,212
7.5%, 2/15/2022		804,000	923,595
Hologic, Inc., 144A, 5.25%, 7/15/2022 (b)		200,000	204,250
Horizon Pharma Financing, Inc., 144A, 6.625%, 5/1/2023		325,000	338,813
IMS Health, Inc., 144A, 6.0%, 11/1/2020		465,000	478,950
LifePoint Health, Inc., 5.5%, 12/1/2021		515,000	531,737
Mallinckrodt International Finance SA, 144A, 4.875%, 4/15/2020		345,000	351,055
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		660,000	704,550
Tenet Healthcare Corp.:
144A, 3.786% **, 6/15/2020		380,000	383,325
6.0%, 10/1/2020		1,500,000	1,599,375
6.25%, 11/1/2018		1,975,000	2,145,344
144A, 6.75%, 6/15/2023		800,000	816,000
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		765,000	789,862
144A, 5.875%, 5/15/2023		705,000	722,625
144A, 6.125%, 4/15/2025		2,070,000	2,129,512
144A, 6.375%, 10/15/2020		475,000	500,234
144A, 6.75%, 8/15/2018		915,000	959,606
144A, 7.5%, 7/15/2021		1,985,000	2,136,356

			30,098,207
Industrials 12.6%
ADT Corp.:
3.5%, 7/15/2022		285,000	257,925
5.25%, 3/15/2020		635,000	665,162
6.25%, 10/15/2021		300,000	315,000
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		865,000	921,225
Aguila 3 SA, 144A, 7.875%, 1/31/2018		920,000	910,800
Air Lease Corp., 4.75%, 3/1/2020		535,000	568,437
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021		360,000	320,400
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		500,000	496,250
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		610,600	618,232
Belden, Inc., 144A, 5.5%, 9/1/2022		660,000	655,050
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		290,000	282,025
144A, 5.5%, 9/15/2018		195,000	193,050
144A, 5.75%, 3/15/2022		425,000	378,250
144A, 6.0%, 10/15/2022		485,000	430,438
144A, 7.5%, 3/15/2025		200,000	181,500
Carlson Travel Holdings, Inc., 144A, 7.5%, 8/15/2019		250,000	253,750
Casella Waste Systems, Inc., 7.75%, 2/15/2019		440,000	444,400
CNH Industrial Capital LLC, 3.25%, 2/1/2017		1,615,000	1,608,944
Covanta Holding Corp., 5.875%, 3/1/2024		430,000	428,925
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		520,000	538,200
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		270,000	264,263
DR Horton, Inc., 4.0%, 2/15/2020		185,000	184,020
EnerSys, 144A, 5.0%, 4/30/2023		105,000	103,851
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		235,000	235,588
FTI Consulting, Inc., 6.0%, 11/15/2022		375,000	390,938
Garda World Security Corp., 144A, 7.25%, 11/15/2021		540,000	518,400
Gates Global LLC, 144A, 6.0%, 7/15/2022		370,000	334,850
Huntington Ingalls Industries, Inc., 144A, 5.0%, 12/15/2021		810,000	824,175
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		1,035,000	1,077,694
Masonite International Corp., 144A, 5.625%, 3/15/2023		435,000	442,069
Meritor, Inc.:
6.25%, 2/15/2024		410,000	404,875
6.75%, 6/15/2021		975,000	996,937
Moog, Inc., 144A, 5.25%, 12/1/2022		340,000	345,950
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022		1,545,000	1,338,356
Oshkosh Corp.:
5.375%, 3/1/2022		322,500	329,756
5.375%, 3/1/2025		50,000	50,000
Ply Gem Industries, Inc., 6.5%, 2/1/2022		810,000	794,175
SBA Communications Corp., 5.625%, 10/1/2019		370,000	384,800
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		540,000	557,550
Titan International, Inc., 6.875%, 10/1/2020		670,000	615,562
TransDigm, Inc.:
6.0%, 7/15/2022		485,000	478,937
6.5%, 7/15/2024		290,000	286,375
7.5%, 7/15/2021		1,645,000	1,768,375
Triumph Group, Inc., 5.25%, 6/1/2022		245,000	241,938
United Rentals North America, Inc.:
4.625%, 7/15/2023		345,000	338,307
6.125%, 6/15/2023		45,000	45,956
7.375%, 5/15/2020		2,330,000	2,486,087
7.625%, 4/15/2022		565,000	611,612
USG Corp., 144A, 5.5%, 3/1/2025		25,000	24,906
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		485,000	512,281
XPO Logistics, Inc.:
144A, 6.5%, 6/15/2022		485,000	474,694
144A, 7.875%, 9/1/2019		480,000	512,928
ZF North America Capital, Inc.:
144A, 4.5%, 4/29/2022		1,120,000	1,097,096
144A, 4.75%, 4/29/2025		450,000	435,659

			29,976,923
Information Technology 6.6%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		205,000	215,763
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		1,680,000	1,759,800
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		470,000	485,275
Audatex North America, Inc.:
144A, 6.0%, 6/15/2021		625,000	642,188
144A, 6.125%, 11/1/2023		230,000	236,325
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		375,000	303,750
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019		585,000	415,350
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		280,000	273,700
CDW LLC:
5.5%, 12/1/2024		685,000	678,150
6.0%, 8/15/2022		755,000	779,538
EarthLink Holdings Corp., 7.375%, 6/1/2020		470,000	488,800
Entegris, Inc., 144A, 6.0%, 4/1/2022		290,000	297,975
First Data Corp.:
144A, 7.375%, 6/15/2019		218,000	226,611
144A, 8.75%, 1/15/2022		890,000	946,181
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		510,000	540,600
Infor U.S., Inc., 144A, 6.5%, 5/15/2022		460,000	468,050
Italics Merger Sub, Inc., 144A, 7.125%, 7/15/2023		200,000	197,500
Jabil Circuit, Inc., 5.625%, 12/15/2020		3,750,000	4,007,812
Micron Technology, Inc., 144A, 5.25%, 8/1/2023		475,000	455,406
NCR Corp.:
5.875%, 12/15/2021		105,000	108,150
6.375%, 12/15/2023		260,000	275,600
NXP BV, 144A, 3.75%, 6/1/2018		1,125,000	1,133,437
Open Text Corp., 144A, 5.625%, 1/15/2023		380,000	376,200
Project Homestake Merger Corp., 144A, 8.875%, 3/1/2023		300,000	291,000
Sanmina Corp., 144A, 4.375%, 6/1/2019		50,000	49,875

			15,653,036
Materials 8.3%
ArcelorMittal, 5.125%, 6/1/2020		130,000	131,787
Ardagh Packaging Finance PLC:
144A, 3.286% **, 12/15/2019		640,000	622,400
144A, 6.75%, 1/31/2021		645,000	659,512
Ashland, Inc., 3.875%, 4/15/2018		1,900,000	1,952,250
AVINTIV Specialty Materials, Inc., 7.75%, 2/1/2019		320,000	329,600
Ball Corp., 5.25%, 7/1/2025		505,000	499,319
Berry Plastics Corp., 5.5%, 5/15/2022		800,000	803,000
Cascades, Inc., 144A, 5.5%, 7/15/2022		280,000	270,900
Chemours Co.:
144A, 6.625%, 5/15/2023		945,000	915,469
144A, 7.0%, 5/15/2025		175,000	169,750
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		385,000	377,300
Coveris Holding Corp., 144A, 10.0%, 6/1/2018		435,000	456,750
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		605,000	601,975
Crown Americas LLC, 6.25%, 2/1/2021		105,000	109,463
Evolution Escrow Issuer LLC, 144A, 7.5%, 3/15/2022		490,000	464,275
First Quantum Minerals Ltd., 144A, 7.0%, 2/15/2021		806,000	770,737
Hexion, Inc.:
6.625%, 4/15/2020		1,130,000	1,036,775
8.875%, 2/1/2018		760,000	685,900
Huntsman International LLC, 5.125%, 4/15/2021	EUR	475,000	545,440
Kaiser Aluminum Corp., 8.25%, 6/1/2020		490,000	530,425
Novelis, Inc., 8.75%, 12/15/2020		3,040,000	3,214,800
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		400,000	416,000
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		500,000	508,750
Platform Specialty Products Corp., 144A, 6.5%, 2/1/2022		440,000	454,300
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		1,785,000	1,829,625
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		230,000	226,550
144A, 5.125%, 12/1/2024		115,000	113,419
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		390,000	378,300
Tronox Finance LLC, 6.375%, 8/15/2020		385,000	357,087
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		190,000	191,425
144A, 5.625%, 10/1/2024		95,000	96,188

			19,719,471
Telecommunication Services 22.6%
Altice Financing SA:
144A, 6.5%, 1/15/2022		320,000	320,000
144A, 7.875%, 12/15/2019		420,000	442,050
Altice Finco SA, 144A, 9.875%, 12/15/2020		420,000	462,000
B Communications Ltd., 144A, 7.375%, 2/15/2021		535,000	573,787
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		180,000	180,225
Series W, 6.75%, 12/1/2023		510,000	511,594
CommScope, Inc.:
144A, 4.375%, 6/15/2020		245,000	247,450
144A, 5.0%, 6/15/2021		490,000	477,750
CyrusOne LP:
6.375%, 11/15/2022		185,000	191,475
144A, 6.375%, 11/15/2022 (b)		460,000	476,100
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		480,000	455,856
144A, 8.25%, 9/30/2020		4,304,000	4,314,760
Digicel Ltd.:
144A, 6.75%, 3/1/2023		745,000	730,323
144A, 7.0%, 2/15/2020		200,000	207,000
Frontier Communications Corp.:
6.25%, 9/15/2021		295,000	268,450
6.875%, 1/15/2025		1,295,000	1,082,944
7.125%, 1/15/2023		2,450,000	2,174,375
8.5%, 4/15/2020		1,380,000	1,442,790
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		1,125,000	1,220,625
7.625%, 6/15/2021		435,000	478,587
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		855,000	757,102
7.25%, 10/15/2020		5,105,000	5,047,569
7.5%, 4/1/2021		2,375,000	2,348,281
Level 3 Financing, Inc.:
5.375%, 8/15/2022		2,145,000	2,166,450
144A, 5.375%, 5/1/2025		415,000	399,956
6.125%, 1/15/2021		2,160,000	2,265,192
7.0%, 6/1/2020		710,000	753,487
8.625%, 7/15/2020		295,000	315,267
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		645,000	620,187
Plantronics, Inc., 144A, 5.5%, 5/31/2023		200,000	202,500
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020		200,000	214,000
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		475,000	516,657
144A, 9.0%, 11/15/2018		1,610,000	1,818,109
Sprint Corp., 7.125%, 6/15/2024		2,250,000	2,087,100
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		205,000	211,663
6.375%, 3/1/2025		1,560,000	1,595,100
6.464%, 4/28/2019		695,000	715,850
6.625%, 11/15/2020		2,200,000	2,288,000
6.625%, 4/1/2023		1,500,000	1,558,125
Telesat Canada, 144A, 6.0%, 5/15/2017		4,185,000	4,253,006
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		2,080,000	1,985,360
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		67,500	72,900
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		486,000	517,590
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		975,000	942,094
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		375,000	391,875
Windstream Services LLC:
6.375%, 8/1/2023		450,000	366,188
7.75%, 10/15/2020		160,000	156,600
7.75%, 10/1/2021		2,345,000	2,145,675
Zayo Group LLC:
144A, 6.0%, 4/1/2023		380,000	375,326
144A, 6.375%, 5/15/2025		520,000	504,400

			53,849,750
Utilities 3.4%
AES Corp., 3.283% **, 6/1/2019		325,000	325,000
Calpine Corp.:
5.375%, 1/15/2023		465,000	456,863
5.75%, 1/15/2025		465,000	452,213
DPL, Inc., 6.5%, 10/15/2016		419,000	435,760
Dynegy, Inc.:
144A, 7.375%, 11/1/2022		505,000	528,988
144A, 7.625%, 11/1/2024		905,000	957,037
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		525,000	551,250
IPALCO Enterprises, Inc., 5.0%, 5/1/2018		1,290,000	1,360,950
NGL Energy Partners LP, 5.125%, 7/15/2019		370,000	369,075
NRG Energy, Inc., 6.25%, 5/1/2024		2,275,000	2,257,937
Talen Energy Supply LLC, 144A, 5.125%, 7/15/2019		380,000	372,400

			8,067,473

Total Corporate Bonds (Cost $287,371,214)			285,171,995
Loan Participations and Assignments 19.4%
Senior Loans **
Consumer Discretionary 5.5%
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		1,085,565	1,088,735
CSC Holdings, Inc., Term Loan B, 2.687%, 4/17/2020		3,643,437	3,611,557
Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.75%, 4/30/2019		3,975,000	3,990,741
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020		904,243	905,659
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		702,619	703,205
Polymer Group, Inc., First Lien Term Loan, 5.25%, 12/19/2019		1,221,516	1,228,130
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		1,562,175	1,541,179

			13,069,206
Consumer Staples 2.2%
Albertson's LLC, Term Loan B2, 5.375%, 3/21/2019		2,176,359	2,187,655
HJ Heinz Co., Term Loan B2, 3.25%, 6/5/2020		2,122,608	2,125,399
Pinnacle Foods Finance LLC, Term Loan G, 3.0%, 4/29/2020		484,288	483,010
Vogue International, Inc., Term Loan, 5.75%, 2/14/2020		399,938	401,771

			5,197,835
Financials 0.3%
Asurion LLC, Second Lien Term Loan, 8.5%, 3/3/2021		630,000	641,617
Health Care 2.5%
Amsurg Corp., First Lien Term Loan B, 3.75%, 7/16/2021		564,300	565,905
Community Health Systems, Inc.:
Term Loan G, 3.75%, 12/31/2019		191,243	191,510
Term Loan H, 4.0%, 1/27/2021		351,882	352,922
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		950,400	952,125
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019		1,249,780	1,251,118
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.5%, 2/13/2019		1,979,852	1,977,684
Term Loan B, 3.5%, 12/11/2019		677,092	676,202

			5,967,466
Industrials 1.3%
BE Aerospace, Inc., Term Loan B, 4.0%, 12/16/2021		502,475	506,007
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		622,125	619,014
WP CPP Holdings LLC, Term Loan B3, 4.5%, 12/28/2019		2,059,057	2,060,602

			3,185,623
Information Technology 2.8%
First Data Corp.:
Term Loan, 3.687%, 3/24/2018		3,987,082	3,978,888
Term Loan, 4.187%, 3/24/2021		2,075,000	2,082,563
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/2020		622,105	623,185

			6,684,636
Materials 1.8%
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		2,222,550	2,220,572
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020		2,029,655	2,030,041

			4,250,613
Telecommunication Services 0.9%
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		73,313	73,450
Level 3 Financing, Inc.:
Term Loan B2, 3.5%, 5/31/2022		860,000	855,253
Term Loan B, 4.0%, 1/15/2020		115,000	115,180
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019		1,110,102	1,050,434

			2,094,317
Utilities 2.1%
Calpine Corp., Term Loan B5, 3.5%, 5/27/2022		3,400,000	3,376,200
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		1,638,719	1,627,994

			5,004,194

Total Loan Participations and Assignments (Cost $45,978,510)			46,095,507
		Shares	Value ($)

Preferred Stock 0.2%
Consumer Discretionary
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $556,844)		600	609,281
Cash Equivalents 1.3%
Central Cash Management Fund, 0.09% (c) (Cost $3,061,317)		3,061,317	3,061,317

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $336,967,885) †	140.8	334,938,100
Notes Payable	(42.2)	(100,300,000)
Other Assets and Liabilities, Net	1.4	3,258,124

Net Assets	100.0	237,896,224

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Energy Future Holdings Corp.*	6.5%	11/15/2024	525,000	USD	316,903	551,250

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2015.

†
The cost for federal income tax purposes was $336,907,004.  At June 30, 2015, net unrealized depreciation for all securities based on tax cost was $1,968,904.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,938,832 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,907,736.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued security.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust
At June 30, 2015, open credit default swap contracts sold were as follows:
Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($) (d)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (e)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)

3/20/2015 6/20/2020	520,0001	5.0%	CCO Holdings LLC, 7.25%, 10/30/2017, BB-	50,957	49,701	1,256
12/22/2014 3/20/2020	670,0002	5.0%	General Motors Corp., 6.25%, 10/2/2043, BBB-	111,725	100,686	11,039
6/20/2013 9/20/2018	1,260,0003	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, B+	80,561	48,252	32,309
Total unrealized appreciation					44,604

(d)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(e)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
Counterparties:
1	Barclays Bank PLC
2	Credit Suisse
3	Goldman Sachs & Co.

As of June 30, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	501,410	USD	534,238	7/13/2015	(24,842)	Citigroup, Inc.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (f)
Corporate Bonds	$—	$285,171,995	$—	$285,171,995
Loan Participations and Assignments	—	46,095,507	—	46,095,507
Preferred Stock	—	609,281	—	609,281
Short-Term Investments	3,061,317	—	—	3,061,317
Derivatives (g)
Credit Default Swap Contracts	$—	$44,604	$—	$44,604

Total	$3,061,317	$331,921,387	$—	$334,982,704

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Exchange Contracts	$—	$(24,842)	$—	$(24,842)

Total	$—	$(24,842)	$—	$(24,842)

During the period ended June 30, 2015, the amount of transfers between Level 3 and Level 2 was $403,479. The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$44,604	$—
Foreign Exchange Contracts	$—	$(24,842)

ITEM 2.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche High Income Opportunities Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 21, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 21, 2015